Reserves - Movements in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserves
Balance at beginning of year	$ 1,597,137	$ 1,649,853	$ 1,983,122
Effective portion of changes in fair value of cash flow hedges	(161)	(750)	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Share-based compensation, net of accrued dividend	3,351	5,385	4,794
Settlement of share-based compensation	(5,195)	(5)	138
Actuarial gain		57
Balance at the end of the year	1,568,371	1,597,137	1,649,853
Reserves
Reserves
Balance at beginning of year	18,667	16,799	18,962
Effective portion of changes in fair value of cash flow hedges	(161)	(750)	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Share-based compensation, net of accrued dividend	3,351	5,385	4,794
Settlement of share-based compensation	(6,535)	(2,824)	(4,721)
Actuarial gain		57
Balance at the end of the year	15,322	18,667	16,799
Hedging | Reserves
Reserves
Balance at beginning of year	(3,822)	(3,072)	(836)
Effective portion of changes in fair value of cash flow hedges	(161)	(750)	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss			697
Balance at the end of the year	(3,983)	(3,822)	(3,072)
Employee Benefits | Reserves
Reserves
Balance at beginning of year	(99)	(156)	(156)
Actuarial gain		57
Balance at the end of the year	(99)	(99)	(156)
Share-based compensation reserve | Reserves
Reserves
Balance at beginning of year	22,588	20,027	19,954
Share-based compensation, net of accrued dividend	3,351	5,385	4,794
Settlement of share-based compensation	(6,535)	(2,824)	(4,721)
Balance at the end of the year	$ 19,404	$ 22,588	$ 20,027